Schedule of Share Based Payments Arrangements Options Exercised and Options Vested (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Total intrinsic value of options exercised
Total fair value of options vested	$ 896,257	$ 1,616,401	$ 1,543,912